Other Assets - Other Asset Balances (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Assets [Abstract]
Favorable drilling and management services contracts	$ 84	$ 9
Taxes receivable	49	48
Prepaid expenses	50	54
Deferred contract costs	36	15
Right of use asset	20	24
Reimbursable amounts due from customers	11	13
Restructuring backstop commitment fee	0	20
Derivative asset - Interest rate cap	5	0
Other	20	35
Total other assets	$ 275	$ 218
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent